Transaction Costs (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2013
Other receivable - related party	$ 75,000	$ 75,000
AFH Advisory [Member]
Payment of acquisition cost	500,000
Payments for merger and public offering cost	$ 90,000